Offering of the Shares (iShares S&P GSCI Commodity-Indexed Trust [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Trust [Member]
Offering of the Shares

3 - Offering of the Shares

Shares are issued and redeemed continuously in one or more blocks of 50,000 Shares in exchange for a combination of CERFs and cash (or, in the discretion of the Sponsor, Short-Term Securities in lieu of cash). The baskets of CERFs and cash (or, in the discretion of the Sponsor, Short-Term Securities in lieu of cash) are transferred to or from the Investing Pool in exchange for limited liability company interests in the Investing Pool. In addition, the Investing Pool, and some other types of market participants, are required to deposit cash margin with their futures commission merchant with a value equal to 100% of the value of each CERF position at the time it is established.

Individual investors cannot purchase or redeem Shares in direct transactions with the Trust. The Trust transacts only with registered broker-dealers that have entered into a contractual arrangement with the Trust and the Sponsor governing, among other matters, the creation and redemption of Shares (such authorized broker-dealers are the "Authorized Participants"). Authorized Participants may redeem their Shares (as well as Shares on behalf of other investors) at any time on any business day in one or more blocks of 50,000 Shares. Redemptions of Shares in exchange for baskets of CERFs and cash (or, in the discretion of the Sponsor, Short-Term Securities in lieu of cash) are treated as sales for financial statement purposes.

On April 27, 2010, the Trust resumed accepting creation orders. Creation of new Shares of the Trust had been suspended since August 24, 2009.

On March 31, 2011, the Trust had 54,000,000 Shares outstanding.

 3 - Offering of the Shares

Shares are issued and redeemed continuously in one or more blocks of 50,000 Shares in exchange for a combination of CERFs and cash (or, in the discretion of the Sponsor, Short-Term Securities in lieu of cash). The baskets of CERFs and cash (or, in the discretion of the Sponsor, Short-Term Securities in lieu of cash) are transferred to or from the Investing Pool in exchange for limited liability company interests in the Investing Pool. In addition, the Investing Pool, and some other types of market participants, are required to deposit cash margin with their futures commission merchant with a value equal to 100% of the value of each CERF position at the time it is established.

Individual investors cannot purchase or redeem Shares in direct transactions with the Trust. The Trust transacts only with registered broker-dealers that have entered into a contractual arrangement with the Trust and the Sponsor governing, among other matters, the creation and redemption of Shares (such authorized broker-dealers are the "Authorized Participants"). Authorized Participants may redeem their Shares (as well as Shares on behalf of other investors) at any time on any business day in one or more blocks of 50,000 Shares. Redemptions of Shares in exchange for baskets of CERFs and cash (or, in the discretion of the Sponsor, Short-Term Securities in lieu of cash) are treated as sales for financial statement purposes.

On April 27, 2010, the Trust resumed accepting creation orders. Creation of new Shares of the Trust had been suspended since August 24, 2009.

On December 31, 2010, the Trust had 52,700,000 Shares outstanding.